Other payable (Tables)	12 Months Ended
Dec. 31, 2017
Other Payable Tables
Schedule of Other payable
	As at December 31,
	2016	2017
	RMB’000	RMB’000

Other taxes payable	2,576	4,002
Accrued expenses	108	11,728
Total	2,684	15,730